Operating Lease Liabilities (Details)	12 Months Ended
Jun. 30, 2020 USD ($)
Operating Lease Liabilities (Details) [Line Items]
Reduction of lease liabilities (in Dollars)	$ 2,138,136
Weighted average discount rate	3.823%
Villas [Member]
Operating Lease Liabilities (Details) [Line Items]
Discount rate of lease liabilities	4.1239%
Operating lease liabilities Interest rate	4.1239%
Operating lease first installment (in Dollars)	$ 635,638
Lease matured date	Dec. 31, 2037
Hotel [Member]
Operating Lease Liabilities (Details) [Line Items]
Discount rate of lease liabilities	3.2265%
Operating lease liabilities Interest rate	3.2265%
Operating lease first installment (in Dollars)	$ 145,263
Operating lease income (in Dollars)	$ 495,740
Lease matured date	Sep. 30, 2028
Base Station Tower [Member]
Operating Lease Liabilities (Details) [Line Items]
Operating lease liabilities Interest rate	3.1365%
Operating lease first installment (in Dollars)	$ 28,452
Lease matured date	Nov. 24, 2029